REDEEMABLE NONCONTROLLING INTEREST (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 International Cell Holding Ltd EUR (€)	Sep. 30, 2007 International Cell Holding Ltd	Sep. 30, 2007 K-Telecom
Redeemable noncontrolling interest
Percentage of ownership interest acquired				80.00%
Percentage of indirect ownership interest of parent					100.00%
Percentage of noncontrolling interest				20.00%
Cap price of option to acquire remaining 20% stake (in dollars)			€ 200,000,000
Fair value of redeemable noncontrolling interest (in dollars)	$ 80,603,000	$ 86,944,000